Note 16 - Related Party Transactions (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	For the year ended
	November 30,	November 30,
	2025	2024
	($)	($)
Management fees	295	295
Director and officer fees	595	632
Share-based compensation	1,401	1,135
Total	2,291	2,062